Acquisitions and Investments - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate purchase price of acquisitions	$ 2,397	$ 1,767	$ 1,008
Intangible assets			273
Weighted average life	5 years
Goodwill [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,000
Other Investments [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Aggregate purchase price of acquisitions	19
All Other Acquisitions [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Share holder received in cash per share	$ 60.00
Aggregate purchase price of acquisitions	2,378	2,880	1,038
Acquisitions completed	5	17	9
Intangible assets	894	981	273
Weighted average life	19 years	18 years	16 years
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	635	473	119
Weighted average life	18 years	20 years	14 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	170
Weighted average life	20 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	86	159	39
Weighted average life	20 years	16 years	35 years
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 3	$ 348	$ 115
Weighted average life	1 year	17 years	12 years